Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Measurements
Schedule of assets that are measured on a recurring basis

June 30, 2020	Quoted Prices in
	Active	Significant Other	Significant Other
	Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets held in Trust:
U.S. Treasury Securities	$—	$—	$—
Cash equivalents - money market funds	234,150,965	—	—
	$234,150,965	$—	$—

December 31, 2019	Quoted Prices in
	Active	Significant Other	Significant Other
	Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets held in Trust:
U.S. Treasury Securities	$—	$—	$—
Cash equivalents - money market funds	233,232,730	—	—
	$233,232,730	$—	$—

Quoted Prices in
	Active	Significant Other	Significant Other
	Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets held in Trust:
U.S. Treasury Securities	$—	$—	$—
Cash equivalents - money market funds	233,232,730	—	—
	$233,232,730	$—	$—